ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS -Provisions For Contingencies Before Business Combination (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Jul. 03, 2023
Contingencies Recognized By Usiminas Before Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	$ 97,873	$ 199,677
Contingencies Recognized By Usiminas Before Business Combination | Labor lawsuits filed by employees, former employees and outsourced personnel of the Cubatão Plant, claiming severance pay and social security rights.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	33,387	57,343
Contingencies Recognized By Usiminas Before Business Combination | Tax proceeding in which the tax authorities seek the reversal of ICMS/SP credits on materials considered as consumables (refractory items and others).
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	0	29,772
Contingencies Recognized By Usiminas Before Business Combination | Labor lawsuits filed by employees, former employees and outsourced personnel of the Ipatinga Plant, claiming severance pay and social security rights.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	10,062	15,112
Contingencies Recognized By Usiminas Before Business Combination | Labor lawsuits filed by former employees challenging the amount of compensation paid on dismissals.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	6,442	10,837
Contingencies Recognized By Usiminas Before Business Combination | Other contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	47,982	86,613
Tax Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	305,364	432,488
Tax Contingencies Recognized As Part Of The Business Combination | Objection filed against the decision that recognized only partially the credit rights established in a final and unappealable court decision that determined the exclusion of ICMS amounts from the calculation basis of PIS/COFINS-Imports.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	73,772	94,792
Tax Contingencies Recognized As Part Of The Business Combination | Tax collection proceedings related to the collection of ICMS/SP on goods shipped to other countries without effective proof of export.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	40,116	51,546
Tax Contingencies Recognized As Part Of The Business Combination | Tax proceedings seeking the reversal of ICMS/SP credits on materials considered as consumables (refractory items and others).
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	27,968	38,640
Tax Contingencies Recognized As Part Of The Business Combination | ICMS – Action for annulment of the tax debt claimed by the State of Rio Grande do Sul due to failure to make the advance payment of the tax at the entry of goods coming from other States (rate differential ).
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	22,405	28,789
Tax Contingencies Recognized As Part Of The Business Combination | Tax assessment notice issued by the State of Minas Gerais concerning alleged reversal of ICMS credits on sale of electrical energy.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	9,640	12,386
Tax Contingencies Recognized As Part Of The Business Combination | Other tax contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	131,463	206,335
Civil And Other Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	53,035	174,333
Civil And Other Contingencies Recognized As Part Of The Business Combination | Public Civil Action seeking the reimbursement of the amounts increased by means of a term of amendment to the Contractor's Agreement, due to alleged overbilling in the construction of a bridge in Brasília/DF.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	0	64,315
Civil And Other Contingencies Recognized As Part Of The Business Combination | Public Civil Action seeking compensation for alleged damages caused to the State of Santa Catarina's Treasury related to improper expenditures incurred in the construction of a bridge.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	16,431	21,113
Civil And Other Contingencies Recognized As Part Of The Business Combination | Other civil and other contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	36,604	88,905
Labour Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	27,988	49,655
Labour Contingencies Recognized As Part Of The Business Combination | Labor lawsuits filed by employees, former employees and outsourced personnel of the Cubatão Plant, claiming severance pay and social security rights.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	15,754	27,123
Labour Contingencies Recognized As Part Of The Business Combination | Other labour contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination	$ 12,234	$ 22,532